UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09114

The Needham Funds, Inc.
(Exact name of registrant as specified in charter)

445 Park Avenue, New York, New York		10022-2606
(Address of principal executive offices)		(Zip code)

BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-625-7071

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

Needham Growth

Schedule of Investments

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (85.3%)
Business Services (2.3%)
Iron Mountain, Inc. * (L)	150,000	$3,919,500
SAIC, Inc. * (L)	96,690	1,674,671
		5,594,171
Cable Television & Equipment (2.0%)
Comcast Corp. - Class A * †	195,000	5,060,250
Computers - Integrated Systems (2.6%)
Kronos, Inc. * †	75,000	4,012,500
RadiSys Corp. *	150,000	2,451,000
		6,463,500
Computers - Storage (3.5%)
Datalink Corp. *	135,000	1,057,050
SanDisk Corp. * (L)	52,500	2,299,500
Seagate Technology	225,000	5,242,500
		8,599,050
Construction (1.0%)
Walter Industries, Inc. (L)	100,000	2,475,000
Consumer Services (2.4%)
Avis Budget Group, Inc. * (L)	137,500	3,756,500
Western Union Company	100,000	2,195,000
		5,951,500
Contract Manufacturing & Materials (0.4%)
Merix Corp. * (L)	127,500	1,048,050
Electronic Components & Equipment (11.5%)
Actel Corp. *	150,000	2,478,000
Agere Systems, Inc. * †	150,000	3,393,000
Atmel Corp. *	750,000	3,772,500
AXT, Inc. * (L)	325,000	1,556,750
Benchmark Electronics, Inc. *	64,000	1,322,240
Electro Scientific Industries, Inc. * †	175,000	3,367,000
Houston Wire & Cable Company *	8,885	248,958
Newport Corp. * (L)	250,000	4,092,499
Orbotech Ltd. *	148,600	3,273,658
Vishay Intertechnology, Inc. * †	150,000	2,097,000
X-Rite, Inc.	250,000	3,237,500
		28,839,105
Enabling Technology (1.9%)
Dolby Laboratories, Inc. *	125,000	4,313,750
iRobot Corp. *	29,250	382,298
		4,696,048
Healthcare Services (4.4%)
Express Scripts, Inc. *	87,500	7,063,000
HealthSouth Corp. * †	150,000	3,151,500
Phase Forward, Inc. *	58,100	762,853
		10,977,353

Insurance (2.2%)
American International Group, Inc.	60,000	4,033,200
OneBeacon Insurance Group Ltd.	59,000	1,475,000
		5,508,200
Manufacturing & Industrial Equipment (4.4%)
Mueller Water Products, Inc. - Class B	165,244	2,212,617
Southwall Technologies, Inc. *	728,000	498,680
Sypris Solutions, Inc. (L)	418,700	2,708,989
Tyco International Ltd.	175,000	5,521,250
		10,941,536
Medical Devices & Supplies (6.5%)
Analogic Corp.	60,000	3,772,800
CONMED Corp. * (L)	150,000	4,384,500
Thermo Fisher Scientific, Inc. * †	115,000	5,376,250
VIASYS Healthcare, Inc. * (L)	78,400	2,664,816
		16,198,366
Networking Products (1.4%)
3Com Corp. *	475,000	1,857,250
Foundry Networks, Inc. *	82,500	1,119,525
SafeNet, Inc. *	14,100	399,030
		3,375,805
Oil & Gas - Equipment & Services (0.8%)
Schlumberger Ltd.	27,500	1,900,250
Oil & Gas - Exploration & Production (7.7%)
Chesapeake Energy Corp. (L)	190,000	5,867,200
GlobalSantaFe Corp.	100,000	6,168,000
Talisman Energy, Inc.	405,000	7,111,800
		19,147,000
Pharmaceuticals & Biotechnology (5.0%)
Johnson & Johnson (L)	100,000	6,026,000
Merck & Co., Inc.	50,000	2,208,500
Schering-Plough Corp. (L)	162,000	4,132,620
		12,367,120
Semiconductors (9.0%)
Brooks Automation, Inc. * (L)	408,028	6,997,680
EMCORE Corporation * (L)	250,000	1,250,000
Entegris, Inc. * (L)	225,000	2,407,500
FSI International, Inc. * (L)	453,950	2,029,157
MKS Instruments, Inc. *	134,100	3,422,232
National Semiconductor Corp.	180,000	4,345,200
Semitool, Inc. * (L)	144,435	1,877,655
Sipex Corp. *	15,000	131,250
		22,460,674
Software (9.2%)
Aspen Technology, Inc. * (L)	250,000	3,250,000
Hyperion Solutions Corp. *	112,500	5,830,875
Intuit, Inc. * (L)	125,000	3,420,000
Microsoft Corp.	100,000	2,787,000
Neoware, Inc. * (L)	153,100	1,541,717
Parametric Technology Corp. * (L)	175,000	3,340,750
Phoenix Technologies Ltd. *	290,000	1,812,500
Progress Software Corp. *	30,050	937,560
		22,920,402
Specialty Retailing & Manufacturing (0.7%)
Limited Brands, Inc.	63,000	1,641,780

Wireless Communications & Equipment (6.4%)
Clearwire Corp. *	888	18,177
EMS Technologies, Inc. *	176,900	3,408,863
Motorola, Inc.	425,000	7,509,750
ViaSat, Inc. * †	150,000	4,945,500
		15,882,290
Total Common Stocks (Cost $150,087,807)		212,047,450

Investment Trusts (2.3%)
H&Q Healthcare Investors	179,826	3,080,420
H&Q Life Sciences Investors (L)	190,147	2,643,043
Total Investment Trusts (Cost $5,955,596)		5,723,463

Repurchase Agreement (20.4%)
Bear Stearns Companies, Inc., 5.10%, 4/2/07 (Purchased on 3/30/07, proceeds at maturity $29,471,828, collateralized by U.S. Treasury Obligation, 11/15/16, value $30,325,066)	29,467,653	29,467,653
Bear Stearns Companies, Inc., 5.44%, 4/2/07 (Purchased on 3/30/07, proceeds at maturity $20,204,545, collateralized by U.S. Treasury Obligation, 11/15/16, value $20,886,138)	20,295,349	20,295,349
Bear Stearns Companies, Inc., 2.72%, 4/2/07 (Purchased on 3/30/07, proceeds at maturity $850,554, collateralized by U.S. Treasury Obligation, 11/15/16, value $876,631)	876,631	876,631
Total Repurchase Agreement (Cost $50,639,633)		50,639.633

Total Investments (Cost $206,683,036) - 108.0%		268,410,546
Total Securities Sold Short – (6.8%)		(16,958,968)
Other assets in excess of liabilities - (1.2)%		(3,016,301)
NET ASSETS -100.0%		$248,435,277

*    Represents non-income producing securities.

†  Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

(L)  All or a portion of security is on loan as of March 31, 2007.

Needham Growth

Schedule of Securities Sold Short

March 31, 2007

(Unaudited)

	Shares	Value
Securities Sold Short (100.0%)
Business Services (1.5%)
American Reprographics Co. *	50,000	$1,539,500
Kenexa Corp. *	40,000	1,245,200
VistaPrint Ltd. *	25,000	957,500
		3,742,200
Construction (0.2%)
Beacon Roofing Supply, Inc. *	26,500	428,770
Enabling Technology (0.5%)
SiRF Technology Holdings, Inc. *	40,000	1,110,400
Financial Services (1.1%)
Lehman Brothers Holdings, Inc.	40,000	2,802,800
Semiconductors (0.3%)
FormFactor, Inc. *	19,000	850,250
Software (1.1%)
ANSYS, Inc. *	14,900	756,473
salesforce.com, inc. *	20,000	856,400
Vocus, Inc. *	60,000	1,207,800
		2,820,673
Specialty Retailing & Manufacturing (1.4%)
Amazon.com, Inc. *	35,000	1,392,650
Fossil, Inc. *	77,500	2,051,425
		3,444,075
Telecommunications (0.7%)
Cbeyond, Inc. *	60,000	1,759,800
Total Securities Sold Short (Cost $16,733,382)		16,958,968

Total Securities Sold Short (Cost $16,733,382) - (6.8%)		(16,958,968)
Total Investments – 108.0%		268,410,546
Other assets in excess of liabilities - (1.2)%		(3,016,301)
NET ASSETS - 100.0%		$248,435,277

*     Represents non-income producing securities.

Needham Aggressive Growth

Schedule of Investments

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (82.3%)
Airlines (1.8%)
JetBlue Airways Corp. * (L)	30,000	$345,300
Business Services (15.1%)
Alliance Data Systems Corp. *	15,000	924,300
ChoicePoint, Inc. * †	10,000	374,300
Euronet Worldwide, Inc. * (L)	20,000	537,200
Iron Mountain, Inc. *	18,750	489,938
Portfolio Recovery Associates, Inc. *	10,000	446,500
SAIC, Inc. * (L)	4,690	81,231
		2,853,469
Cable Television & Equipment (4.0%)
Comcast Corp. - Special Class A *	30,000	764,100
Computers (1.5%)
Apple, Inc. *	3,000	278,730
Computers - Storage (0.8%)
SanDisk Corp. *	3,500	153,300
Consumer Services (0.9%)
Western Union Company	7,500	164,625
Electronic Components & Equipment (1.5%)
Houston Wire & Cable Company *	673	18,857
Orbotech Ltd. *	12,000	264,360
		283,217
Enabling Technology (3.8%)
Dolby Laboratories, Inc. *	20,888	720,845
Healthcare Services (8.0%)
Community Health Systems, Inc. *	15,000	528,750
Express Scripts, Inc. *	10,000	807,200
United Surgical Partners International, Inc. *	6,000	184,860
		1,520,810
Manufacturing & Industrial Equipment (6.6%)
Precision Castparts Corp.	12,000	1,248,600
Medical Devices & Supplies (6.9%)
Cytyc Corp. * (L)	15,000	513,150
Kyphon, Inc. *	12,500	564,250
NuVasive, Inc. * (L)	10,000	237,500
		1,314,900
Networking Products (1.5%)
Acme Packet, Inc. *	15,000	221,700
Foundry Networks, Inc. *	5,000	67,850
		289,550
Oil & Gas - Equipment & Services (1.1%)
Input/Output, Inc. *	15,000	206,700

Pharmaceuticals & Biotechnology (4.2%)
Gilead Sciences, Inc. *	5,000	382,500
Vertex Pharmaceuticals, Inc. * †	15,000	420,600
		803,100
Semiconductors (3.5%)
Microsemi Corp. * (L)	10,000	208,100
Semitool, Inc. * (L)	35,000	455,000
		663,100
Software (14.7%)
Autodesk, Inc. * †	10,000	376,000
Emageon, Inc. *	30,000	330,000
Hyperion Solutions Corp. *	15,000	777,450
Intuit, Inc. * (L)	8,500	232,560
Parametric Technology Corp. * †	11,000	209,990
WebEx Communications, Inc. *	15,000	852,900
		2,778,900
Specialty Retailing & Manufacturing (4.6%)
Coach, Inc. *	15,000	750,750
Limited Brands, Inc.	4,500	117,270
		868,020
Wireless Communications & Equipment (1.7%)
Clearwire Corp. *	66	1,351
ViaSat, Inc. * (L)	10,000	329,700
		331,051
Total Common Stocks (Cost $10,070,381)		15,588,317

American Depositary Receipt (0.7%)
Pharmaceuticals & Biotechnology (0.7%)
Crucell N.V. - ADR * (L)	5,000	126,350
Total ADR, GDR, GDS, IDR, IDS (Cost $116,400)		126,350

Repurchase Agreement (28.5%)

Bear Stearns Companies, Inc., 5.10%, 4/2/07 (Purchased on 3/30/07, proceeds at maturity $3,212,526, collateralized by U.S. Treasury Obligation, 11/15/16, value $3,305,697)	3,211,161	3,211,161
Bear Stearns Companies, Inc., 5.44%, 4/2/07 (Purchased on 3/30/07, proceeds at maturity $2,187,089, collateralized by U.S. Treasury Obligation, 11/15/16, value $2,250,552)	2,186,098	2,186,098
Bear Stearns Companies, Inc., 2.72%, 4/2/07 (Purchased on 3/30/07, proceeds at maturity $3,048, collateralized by U.S. Treasury Obligation, 11/15/16, value $3,188)	3,048	3,048
Total Repurchase Agreement (Cost $5,400,307)		5,400,307

Total Investments (Cost $15,587,088) - 111.5%		21,114,974
Total Securities Sold Short – (3.5%)		(658,350)
Other assets in excess of liabilities - (8.0)%		(1,518,662)
NET ASSETS - 100.0%		$18,937,962

*    Represents non-income producing securities.

†  Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

(L)  All or a portion of security is on loan as of March 31, 2007.

ADR – American Depositary Receipt

Needham Aggressive Growth

Schedule of Securities Sold Short

March 31, 2007

(Unaudited)

	Shares	Value
Securities Sold Short (3.5%)
Business Services (0.7%)
American Reprographics Co. *	2,500	$76,975
VistaPrint Ltd. *	1,250	47,875
		124,850
Construction (0.2%)
Beacon Roofing Supply, Inc. *	2,000	32,360
Enabling Technology (0.4%)
SiRF Technology Holdings, Inc. *	3,000	83,280
Software (0.4%)
Vocus, Inc. *	4,000	80,520
Specialty Retailing & Manufacturing (1.1%)
Amazon.com, Inc. *	2,500	99,475
Fossil, Inc. *	4,000	105,880
		205,355
Telecommunications (0.7%)
Cbeyond, Inc. *	4,500	131,985
Total Securities Sold Short (Cost $653,009)		658,350

Total Securities Sold Short (Cost $653,009) - (3.5%)		(658,350)
Total Investments - 111.5%		21,114,974
Other assets in excess of liabilities - (8.0)%		(1,518,662)
NET ASSETS - 100.0%		$18,937,962

*     Represents non-income producing securities.

Needham Small Cap Growth

Schedule of Investments

March 31, 2007

(Unaudited)

	Shares	Value
Common Stocks (81.0%)
Aerospace & Satellite (0.8%)
Integral Systems, Inc.	4,000	$96,680
Business Services (13.7%)
Copart, Inc. * †	12,500	350,125
FTI Consulting, Inc. *	10,000	335,900
Jupitermedia Corp. *	50,000	331,000
Mobile Mini, Inc. *	15,000	401,700
Ritchie Brothers Auctioneers, Inc.	5,000	292,600
		1,711,325
Computers - Integrated Systems (2.2%)
MICROS Systems, Inc. *	5,000	269,950
Consumer Services (2.2%)
Avis Budget Group, Inc. *	10,000	273,200
Day Care Services (6.1%)
Bright Horizons Family Solutions, Inc. *	20,000	755,000

Defense (2.7%)
Argon ST, Inc. *	12,500	330,750
Electronic Components & Equipment (6.4%)
Badger Meter, Inc.	12,500	331,875
Electro Scientific Industries, Inc. *	10,000	192,400
Houston Wire & Cable Company *	442	12,385
X-Rite, Inc.	20,000	259,000
		795,660
Enabling Technology (6.4%)
Dolby Laboratories, Inc. *	10,000	345,100
iRobot Corp. *	6,500	84,955
NovAtel, Inc. *	10,000	370,600
		800,655
Healthcare Services (9.9%)
Advisory Board Co. *	10,000	506,200
HealthSouth Corp. *	9,500	199,595
I-trax, Inc. *	50,000	196,500
inVentiv Health, Inc. * †	7,500	287,175
Phase Forward, Inc. *	2,900	38,077
		1,227,547
Insurance (3.7%)
Philadelphia Consolidated Holding Corp. *	10,500	461,895
Manufacturing & Industrial Equipment (6.7%)
Actuant Corp. - Class A	10,000	507,600
Mueller Water Products, Inc. - Class B	20,000	267,800
Sypris Solutions, Inc.	9,815	63,503
		838,903

Semiconductors (9.6%)
Brooks Automation, Inc. *	15,000	257,250
EMCORE Corporation * (L)	30,000	150,000
Entegris, Inc. *	20,000	214,000
MKS Instruments, Inc. *	15,000	382,800
Semitool, Inc. *	15,000	195,000
		1,199,050
Software (3.6%)
Neoware, Inc. * (L)	20,300	204,421
Parametric Technology Corp. *	13,000	248,170
		452,591
Transportation (4.3%)
Genesee & Wyoming, Inc. - Class A *	20,000	532,200
Wireless Communications & Equipment (2.7%)
Clearwire Corp. *	46	942
ViaSat, Inc. * †	10,000	329,700
		330,642
Total Common Stocks (Cost $7,260,421)		10,076,048

Repurchase Agreement (21.7%)

Bear Stearns Companies, Inc., 5.10%, 4/2/07 (Purchased on 3/30/07, proceeds at maturity $2,379,530, collateralized by U.S. Treasury Obligation, 11/15/16, value $2,448,192)	2,378,519	2,378,519

Bear Stearns Companies, Inc., 5.44%, 4/2/07 (Purchased on 3/30/07, proceeds at maturity $326,973, collateralized by U.S. Treasury Obligation, 11/15/16, value $337,902)	326,825	326,825

Bear Stearns Companies, Inc., 2.72%, 4/2/07 (Purchased on 3/30/07, proceeds at maturity $774, collateralized by U.S. Treasury Obligation, 11/15/16, value $3,188)	774	774
Total Repurchase Agreement (Cost $2,706,118)		2,706,118

Total Investments (Cost $9,966,539) - 102.7%		12,782,166
Total Securities Sold – (4.4%)		(543,859)
Liabilities in excess of other assets - 1.7%		206,406
NET ASSETS - 100.0%		$12,444,713

*    Represents non-income producing securities.

†  Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

(L)  All or a portion of security is on loan as of March 31, 2007.

Needham Small Cap Growth

Schedule of Securities Sold Short

March 31, 2007

(Unaudited)

	Shares	Value
Securities Sold Short (4.4%)
Business Services (0.6%)
Kenexa Corp. *	2,500	$77,825
Construction (0.2%)
Beacon Roofing Supply, Inc. *	1,300	21,034
Enabling Technology (0.5%)
SiRF Technology Holdings, Inc. *	2,000	55,520
Software (0.8%)
Vocus, Inc. *	5,000	100,650
Specialty Retailing & Manufacturing (1.4%)
Amazon.com, Inc. *	2,000	79,580
Fossil, Inc. *	3,750	99,262
		178,842
Telecommunications (0.9%)
Cbeyond, Inc. *	3,750	109,988
Total Securities Sold (Cost $526,227)		543,859

Total Securities Sold (Cost $526,227) - (4.4%)		(543,859)
Total Investments - 102.7%		12,782,166
Other assets in excess of liabilities - 1.7%		206,406

NET ASSETS - 100.0%		$12,444,713

*     Represents non-income producing securities.

Needham Funds

Notes To Schedules of Investments

(unaudited)

1.              Organization

Needham Growth Fund (“NGF”), Needham Aggressive Growth Fund (“NAGF”) and Needham Small Cap Growth Fund (“NSCGF”) or (each, a “Portfolio” and collectively the “Portfolios”), are portfolios of The Needham Funds, Inc. (the “Fund”), which is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund was organized as a Maryland corporation on October 12, 1995.

2.              Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments and schedules of securities sold short (“schedule”). These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the schedule requires management to make estimates and assumptions that affect the reported amounts at the date of the schedule. Actual results could differ from those estimates.

Security Valuation: Investments in securities (including options) listed or traded on a nationally recognized securities exchange are valued at the last quoted sales price on the date the valuations are made. Portfolio securities and options positions for which market quotations are readily available are stated at the NASDAQ Official Closing Price or the last sale price reported by the principal exchange for each such security as of the exchange’s close of business, as applicable. Securities and options for which no sale has taken place during the day and securities which are not listed on an exchange are valued at the mean of the current closing bid and asked prices. All other securities for which market prices are not readily available are valued at their fair value in accordance with Fair Value Procedures established by the Board of Directors. The Fund’s Fair Value Procedures are implemented and monitored by a Fair Value Committee (the “Committee”) designated by the Board. When a security is valued in accordance with the Fair Value Procedures, the Committee determines a value after taking into consideration any relevant information that is reasonably available to the Committee. Some of the more common reasons that may necessitate that a security be valued pursuant to these Fair Value Procedures include, but are not limited to: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. The assets of each Portfolio may also be valued on the basis of valuations provided by a pricing service approved by, or on behalf of, the Board of Directors.

Investment Transactions: Changes in holdings of portfolio securities for the Portfolios shall be reflected no later than in the first calculation on the first business day following the trade date for purposes of calculating the Portfolio’s daily net asset value per share. However, for financial reporting purposes, portfolio security transactions are reported on trade date. The cost (proceeds) of investments sold (bought to cover) is determined on a specific identification basis for the purpose of determining gains or losses on sales and buys to cover short positions.

New Accounting Pronouncements: On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Adoption of FIN 48 is required no later than the last business day of the first financial statement reporting period for fiscal years beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact on the Portfolios’ financial statements has not yet been determined.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current accounting principles generally accepted in the United States of America from the application of this Statement relate to the definition of fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. As of December 31, 2006, the Fund does not believe the adoption of SFAS 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

3.              Temporary Borrowings

The Fund has entered into an agreement with the Custodial Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated daily based on the Federal Funds Rate plus one percent. Each Portfolio may borrow from banks up to 25% of its total assets and may pledge its assets in connection with these borrowings, provided that no additional investments shall be made while borrowings exceed 5% of total assets. There were no outstanding borrowings by the Portfolios at March 31, 2007.

4.              Securities Lending

The Portfolios may lend their respective portfolio securities, provided that with regard to each Portfolio (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash, or cash equivalents adjusted daily to have a market value at least equal to the current market value of the securities loaned, (ii) the Portfolio may at any time call the loan and regain the securities loaned, (iii) the Portfolio receives any interest or dividends paid on the loaned securities, and (iv) the aggregate market value of securities loaned will not at any time exceed such percentage of the total assets of the Portfolio as the Board of Directors may establish, but not to exceed 20%. In addition, it is anticipated that the Portfolio may share with the borrower some of the income received on the collateral for the loan or that it will be paid a premium for the loan. Before a Portfolio enters into a loan, Needham Investment Management L.L.C. considers relevant facts including the creditworthiness of the borrower. The risks in lending portfolio securities consist of possible delay in recovery of the securities and possible loss of rights in the collateral should the borrower fail financially.

	Value of	Value of
	Securities Loaned	Collateral
NGF	$20,170,124	$21,145,710
NAGF	2,128,000	2,189,145
NSCGF	308,606	327,598

5.              Repurchase Agreements

The Portfolios will only enter into repurchase agreements where (i) the underlying securities are of the type which the Portfolio’s investment policies would allow the Portfolio to purchase directly, (ii) the market value of the underlying security, including accrued interest, will at all times be equal to or exceed the fair or market value of the repurchase agreement, and (iii) payment for the underlying securities is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. A Portfolio will not enter into a repurchase agreement with a maturity of more than seven business days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities.

The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. Repurchase agreements will be fully collateralized at all times.

6.              Option Transactions

Each Portfolio may invest in options contracts to reduce its exposure to fluctuations in the prices of portfolio securities and to prevent losses if the prices of such securities decline. Similarly, such investments may protect a Portfolio against fluctuations in the value of securities in which the Portfolio is about to invest.

The Portfolios may write call and put options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indices written by others. Put and call options give the holder the right to sell or purchase, respectively, a specified amount of a security at a specified price on a certain date.

The Portfolios are subject to market risk associated with changes in the value of the underlying financial instrument, as well as the risk of loss of appreciation if a counterparty fails to perform. For exchange-traded contracts, the exchange acts as the counterparty to specific transactions, and therefore, bears the risk of delivery to and from counterparties of specific positions.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premium paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid. Options on stock indices differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and is settled in cash only.

When a Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which have expired are recorded by the Portfolio on the expiration date as realized gains from option transactions. When a Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the option was written. If a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a written put option is exercised, the premium received reduces the cost basis of the securities purchased. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security underlying the written option.

In the normal course of business, certain Portfolios may trade and hold certain fair-valued derivative contracts which constitute guarantees under Financial Accounting Standards Board Interpretation 45. Such contracts include written options where a Portfolio would be obligated to purchase or sell a specified security at a specified price if the option is exercised by the counterparty. The maximum payouts for these contracts are limited to the number of contracts written and the related strike price. The maximum payout amount could be offset by the subsequent sale of assets obtained via the execution of a payout event.

Neither NGF, NAGF nor NSCGF had purchased or written options during the quarter ended March 31, 2007.

7.              Short Sale Transactions

During the year ended March 31, 2007, each Portfolio sold securities short. Upon selling a security short, the Portfolios record a receivable for the settlement amount and a corresponding liability, which is marked-to-market to reflect current value. Securities owned by each respective Portfolio are segregated as collateral while the short sales are outstanding. At March 31, 2007, the market value of securities separately segregated to cover short positions were approximately $29,716,250, $1,239,700 and $967,000 for NGF, NAGF and NSCGF, respectively. Additionally, included in Deposit with Brokers for Securities Sold Short is $650,000, $20,000 and $30,000 in connection with open short positions for NGF, NAGF and NSCGF. Securities sold short at March 31, 2007 and their related market values and proceeds are set forth in the preceding Schedule of Securities Sold Short.

8.              Contractual Obligations

Under the Fund’s organizational documents, its officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.              Federal Income Taxes

At March 31, 2007 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net
		Tax	Tax	Unrealized
		Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	Depreciation	(Depreciation)
NGF	$189,949,654	69,648,401	$(8,146,477)	61,501,924
NAGF	14,934,079	5,809,639	(287,094)	5,522,545
NSCGF	9,440,312	2,885,575	(87,580)	2,797,995

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Needham Funds, Inc.

By (Signature and Title)*		/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ George A. Needham
George A. Needham, President (Principal Executive Officer)

Date	May 25, 2007

By (Signature and Title)*		/s/ Glen W. Albanese
Glen W. Albanese, Treasurer and Secretary (Principal Financial Officer)

Date	May 25, 2007

* Print the name and title of each signing officer under his or her signature.